Annual Fund Operating Expenses	0 Months Ended
	Dec. 01, 2012
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[1]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	[2]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	[3]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[4]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[2]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[5]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[6]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.19%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[2]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[5]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[1]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.48%	[2]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	[2]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	[7]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.71%	[8]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[2]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[9]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	[2]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.71%	[8]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.17%	[1]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.28%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.28%	[10]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.78%
Total Annual Fund Operating Expenses	1.43%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[2]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[11]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[2]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.30%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.19%	[12]
(WFA Large Cap Stock Funds – Class R) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.51%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.33%	[13]
(WFA Large Cap Stock Funds – Class R) | (Wells Fargo Advantage Omega Growth Fund) | Class R
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.55%	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class A
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class C
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.96%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.86%	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class C
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.67%	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class A
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[14]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class B
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.98%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	[14]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class C
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.98%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	[14]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Growth Fund) | Class A
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[15]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Growth Fund) | Class C
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.96%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.96%	[15]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.17%	[16]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class B
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.02%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.92%	[16]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.02%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.92%	[16]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.72%
Total Annual Fund Operating Expenses	1.37%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.72%
Total Annual Fund Operating Expenses	2.12%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	1.89%	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.08%	[17]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.01%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.83%	[17]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	2.02%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.85%	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class A
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class B
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	2.10%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	2.05%	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class C
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	2.10%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	2.05%	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[18]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class B
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.99%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.88%	[18]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class C
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.99%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.88%	[18]
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Capital Growth Fund) | Class R6
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[1]
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Intrinsic Value Fund) | Class R6
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[19]
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R6
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[20]
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class R6
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[19]
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Capital Growth Fund) | Class R4
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[1]
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Intrinsic Value Fund) | Class R4
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[21]
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R4
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	[22]
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class R4
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[21]

[1]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.96% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.27% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.13% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.18% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.32% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Class A, 2.00% for Class B and 2.00% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[15]	The Adviser has committed through November 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A and 1.96% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.16% for Class A, 1.91% for Class B and 1.91% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[17]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.07% for Class A and 1.82% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.12% for Class A, 1.87% for Class B and 1.87% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[19]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[21]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[22]	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.